Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Notes Payable - Related Parties

During 2013 and 2012, the Company borrowed money from certain related parties for operations.

In 2013 and 2012, the advances from the related parties are $450,000 and $260,000, respectively. Payments made to the related parties were $100,000 and $0 in 2013 and 2012, respectively.

During 2012, related parties converted a total of $60,000 of debt into 600,000 shares of common stock.

As of December 31, 2013 and 2012, the Company owed $550,000 and $200,000 to these related parties.

The notes are due on demand and bear a 0% interest rate.